Cash flow information	12 Months Ended
Jun. 30, 2024
Cash flow information
Cash flow information

16. Cash flow information

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2024, 2023 and 2022:

	Note	06.30.2024	06.30.2023	06.30.2022
(Loss) / profit for the year		(33,803)	226,586	279,471
Adjustments for:
Income tax	21	(46,336)	(239,702)	22,183
Amortization and depreciation	24	6,548	7,056	7,453
Loss from disposal of property, plant and equipment	26	2	2,543	-
Net loss / (gain) from fair value adjustment of investment properties	9	350,591	182,590	(109,329)
Impairment of others assets		-	126	-
Loss from disposal of associates and joint ventures	26	1,365	-	-
Realization of currency translation adjustment	26	-	(1,588)	-
Gain on sale of trading properties		(3,808)	(11,112)	-
Financial results, net		(102,139)	(71,718)	(114,516)
Provisions and allowances		20,719	61,713	12,497
Share of (profit) / loss of associates and joint ventures	8	(34,037)	(9,740)	2,840
Changes in operating assets and liabilities:				-
Decrease / (increase) in inventories		121	(230)	(56)
(Increase) / decrease in trading properties		(655)	342	713
Decrease / (increase) in trade and other receivables		4,766	(2,616)	(249)
(Decrease) / increase in trade and other payables		(49,454)	(1,081)	4,997
(Decrease) / increase in salaries and social security liabilities		(2,015)	3,418	249
Decrease in provisions		(615)	(249)	(776)
Net cash generated by operating activities before income tax paid		111,250	146,338	105,477

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2024, 2023 and 2022:

	06.30.2024	06.30.2023	06.30.2022
Increase of intangible assets through an increase of trade and other payables	-	-	97
Issuance of non-convertible notes	-	170,673	34,474
Increase in investment properties through an increase in trade and other payables	-	531	1,482
Other comprehensive loss for the year	3,816	4,776	1,405
Barter transactions of investment properties	704	-	25,141
Cancellation of non-convertible notes in portfolio	-	-	5,071
Decrease in lease liabilities through a decrease in trade and other receivables	-	-	22
Decrease in investment properties through an increase in property, plant and equipment	10	85	12,480
Decrease in property, plant and equipment through an increase in investment properties	-	11,926	4,804
Decrease in property, plant and equipment through an increase in revaluation surplus	-	988	4,448
Decrease in revaluation surplus through an increase in deferred income tax liabilities	-	-	1,560
Increase in intangible assets through an increase in salaries and social security liabilities	-	-	208
Increase in investments in associates through a decrease in investments in financial assets	-	-	6,929
Decrease in borrowings through a decrease in trade and other receivables	-	-	3,533
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	-	115	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	-	-	360
Capital contributions from non-controlling interest through a decrease of borrowings	-	-	33
Capital contributions from non-controlling interest through an increase in trade and other receivables	-	-	26
Decrease of trading properties through an increase in intangible assets	-	4,726	-
Decrease in investments in financial assets through a decrease in trade and other payables	-	1,367	-
Decrease in dividends receivable through an increase in investments in financial assets	-	48	-
Decrease in Shareholders’ Equity through a decrease in trade and other receivables	4,163	6,297	-
Decrease in investment properties through a decrease in investments in financial assets	-	290	-
Decrease in Shareholders’ Equity through a decrease in investments in financial assets	61,582	9,423	-
Increase in right-of-use assets through an increase in lease liabilities	818	1,676	-
Increase of investments in financial assets through a decrease in trade and other receivables	-	2,155	-
Decrease of intangible assets through an increase in investment properties	-	197	-
Decrease of intangible assets through an increase in trading properties	-	546	-
Increase of investment properties through a decrease in trade and other receivables	-	171	-
Decrease in Shareholders’ Equity through an increase in trade and other payables	6,639	710	-
Increase in investment properties through a decrease in trading properties	-	2,151	-
Decrease in trading properties through a decrease in borrowings	2,270	1,256	-
Decrease in investment properties through an increase in trade and other receivables	3,021	-	-
Decrease in investments in associates and joint ventures through an increase in trade and other receivables	5,396	-	-
Increase in intangible assets through a decrease in investment properties	27,412	-	-
Increase in intangible assets through an increase in trade and other payables	7,895	-	-
Increase of investments in financial assets through an increase in borrowings	498	-	-
Increase in borrowings through a decrease in trade and other payables	376	-	-
Increase in Shareholders’ Equity through a decrease in trade and other payables	997	-	-